Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other assets [line items]
Other assets	¥ 6,552	¥ 4,687
Contract costs [member]
Disclosure of other assets [line items]
Other assets	1,151	988
Installation fees [member]
Disclosure of other assets [line items]
Other assets	16	56
Other long-term prepaid expenses and receivables [member]
Disclosure of other assets [line items]
Other assets	¥ 5,385	¥ 3,643